                            [LOGO] Consulting Group

                               Consulting Group
                             Capital Markets Funds

                   Multi-Strategy Market Neutral Investments


Annual Report                                             [LOGO] TRAK(R)
March 31, 2003                  Personalized Investment Advisory Service

         -------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
         -------------------------------------------------------------

Table of Contents



SHAREHOLDER LETTER..........................................  1

FUND HIGHLIGHTS.............................................  4

SCHEDULE OF INVESTMENTS.....................................  5

SCHEDULE OF OPTIONS WRITTEN................................. 18

SCHEDULE OF SHORT SALES..................................... 19

STATEMENT OF ASSETS AND LIABILITIES......................... 27

STATEMENT OF OPERATIONS..................................... 28

STATEMENTS OF CHANGES IN NET ASSETS......................... 29

NOTES TO FINANCIAL STATEMENTS............................... 30

FINANCIAL HIGHLIGHTS........................................ 34

INDEPENDENT AUDITORS' REPORT................................ 35

ADDITIONAL INFORMATION...................................... 36

TAX INFORMATION............................................. 39

Consulting Group
Capital Markets Funds


DEAR SHAREHOLDER,

The fiscal year for the Consulting Group Capital Markets
Funds -- Multi-Strategy Market Neutral Investments ("Fund") ended March 31, 2003 will likely be remembered as the transition year of the global equity bear market. The financial markets exhibited characteristics of a bottoming-out process, the economic expansion took hold (albeit slower than normal), and the most difficult stages of the geopolitical risk and corporate governance issues moved towards resolution. However, to arrive at this transition point, an investor had to endure the worst of the global equity bear market, and volatility in all markets. The Fund's use of multiple investment strategies provided investors with a positive return in this environment, gaining 3.11%, while the S&P 500 Index fell 24.75%.

One major theme running through the return patterns of financial assets in the last 12 months has been risk aversion. Prices of assets that involved risk generally fell, and the least risky, or riskless, assets rose. Risk aversion guided most investors' decisions, and the market returns reflected the movement of assets to the least risky investments. The positive fixed-income returns primarily reflected the drop in interest rates on government bonds, while negative equity returns echoed the slowed rate of global economic recovery and the anticipated rebound in technology-related industries that never seemed to materialize. Financial markets constantly evaluate the changing fundamentals of interest rates, economic growth, and corporate profit potential, among many others. Recently, the psychological overhang of geopolitical risks, and the fallout from the post-bubble bursting investor discontent have influenced financial markets. Simply, as higher levels of risk are factored into the market, the riskiest assets (generally equities) are given lower valuations and prices fall.

Volatility is the best way to describe the movement of equity markets over the last year. The U.S. equity market suffered new bear market lows in July 2002 and then again in October 2002. Strong rallies lifted the market in August, and then again in October through late November. These two rallies of over 20% were the third and fourth of the bear market that started in early 2000. The S&P 500 Index then fell in December, January, February, and into early March, just before a new global equity rally began again. While each rally is greeted with the hope that the worst of the bear market is over, many have used the high volatility as one more reason to remain in very short-term financial instruments and government issued bonds.

The changes in yields on U.S. Treasury securities are often the primary measure of the health of the fixed-income markets. Unfortunately, they do not explain enough of the movement in the equity market. Government bonds are the least risky of all types of investments. Globally, there was an increased demand for these safest investments in 2002. The 3-month U.S. Treasury bill yield fell from 1.77% at the end of March 2002 to 1.11% on March 31, 2003. The yield on the 10-year Treasury note dropped from 5.41% to 3.82% over the same time period. When the yield dropped below 4%, it was the first time since 1963 that yields on 10-year Treasury bonds were this low.

While the government bond market was very favorable to investors, the corporate bond market (also known as the credit markets) was much more treacherous, and a clear signal on the direction of the equity market. The slow rate of economic recovery and company specific issues (especially in the telecommunications sector) caused many corporate bond issues to fall in price, despite the generally falling interest rate environment. The period of mid-March 2002 to October 9, 2002 was the worst for both the corporate bond market and the equity markets. The S&P 500 Index fell over 30% during this time period. In a year with few positive fundamental developments, the improvements in the credit markets after October 9th signaled the rebound in equities.

The corporate bond and equity markets spent long periods in the last year having positive correlation. As the credit market struggled, so did the equity market. When corporate bonds rebounded, equities followed. Correlations and movements across asset classes, and within asset classes (the individual securities) were the basis for creating and managing the Fund. Within the equity market, the full year economic sector and style returns were the most highly correlated of the bear market period. All sectors and styles suffered significant losses. Despite this perceived high level of correlation, the returns across the universe of individual securities widened. The Fund invests in both long and short positions.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Consulting Group, in its capacity as Investment Manager for the Fund, is responsible for overseeing and implementing the multiple strategies utilized -- Convertible Arbitrage, Merger Arbitrage and Equity Market Neutral.

For your review, we have included a brief description of each style;

 . Convertible Arbitrage: consists of buying debt securities, preferred stocks and other securities convertible into common stock and hedging a portion of the equity risk inherent in the securities. The hedging is achieved by selling short the common stock of the company. At fiscal year end (March 31, 2003), Calamos Asset Management was the sub-adviser responsible for this strategy.

 . Equity Market Neutral: consists of purchasing stocks of companies the sub-adviser believes are undervalued and will outperform the equity markets. At the same time, the sub-adviser sells short the stock of companies it believes are overvalued and will under-perform the markets. At fiscal year end, SSI Investment Management Inc. and Franklin Portfolio Associates LLC were the sub-advisers responsible for this strategy.

 . Merger Arbitrage: the strategy is designed to profit from the successful completion of announced merger and acquisition transactions involving publicly owned companies. The Fund establishes merger arbitrage positions by purchasing the shares (a long position) of the target company at a discount to the value of the consideration offered in the merger or tender offer. A short sale position is initiated in the acquiring company. At fiscal year end, Pegasus Investments, Inc. was the sub-adviser responsible for the strategy.

During the Fund's Quarterly Board meeting in March 2003, two additional sub-advisers were retained:

(1) Camden Asset Management, L.P. will manage a portion of the Convertible Arbitrage strategy.

(2) Freeman Associates Investment Management LLC will manage a portion of the Equity Market Neutral strategy.

As Investment Manager, Consulting Group will allocate the assets of the Fund according to the target allocation presented to and approved by the Board of Trustees as follows:

        45% Equity Market Neutral
        45% Convertible Arbitrage
        10% Merger Arbitrage

The above allocations are permitted to vary by +/- 10% from these targets. They are subject to change based upon market conditions and Consulting Group's opinion as to how other strategies and sub-advisors may help to achieve the long-term goals of the Fund.

We thank you for your continued support and encourage you to contact your financial consultant for further assistance and guidance.

Sincerely,

/s/ R Jay Gerken                       /s/ Frank L. Campanale

R. Jay Gerken                          Frank L. Campanale
Chairman, President and Chief          Investment Officer of the
Executive Officer                      Consulting Group Capital Markets Funds

May 9, 2003

          Fund Highlights
          (unaudited)

The following graph depicts the performance of the Multi-Strategy Market Neutral Investments vs. the S&P 500 Index and 3-Month T-Bill Index.


 HISTORICAL PERFORMANCE SINCE INCEPTION THROUGH MARCH 31, 2003 MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

 Comparison of $10,000 investment in the Fund with the S&P 500 Index and 3-Month T-Bill Index
                                   [CHART]

                Multi-Strategy    Multi-Strategy
                Market Neutral    Market Neutral
                 Investments*      Investments       S&P 500      3-Month
               (With Trak Fee)  (Without Trak Fee)    Index     T-Bill Index
               ---------------  ------------------  ----------  ------------
    5/10/99        10,000            10,000           10,000       10,000
    3/00           10,655            10,798           11,304       10,462
    3/01           11,197            11,519            8,855       11,069
    3/02           11,604            12,119            8,877       11,360
    3/03           11,788            12,496            6,680       11,525


The S&P 500 Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The 3-Month T-Bill Index is composed of one 3-Month U.S. T-Bill whose return is tracked until its maturity. An investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 Average Annual Total Returns For the Period Ended March 31, 2003+++

 Multi-Strategy Market Neutral
 Investments                    Without TRAK Fee With TRAK Fee*
---------------------------------------------------------------
  Since inception (5/10/99)           5.89%           4.31%
  3 Year                              4.99            3.42
  1 Year                              3.11            1.57
-------------------------------------------------------------

* The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

+ Assumes the reinvestment of all distributions.

++The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

          Schedule of Investments
          March 31, 2003


  Shares                        Security                          Value
---------------------------------------------------------------------------
COMMON STOCK+ -- 50.6%

Aerospace/Defense -- 0.8%
      2,700 Alliant Techsystems Inc.*......................... $    147,415
     11,400 The Boeing Co.....................................      285,684
     22,125 L-3 Communications Holdings, Inc.*................      888,761
      2,900 Northrop Grumman Corp.............................      248,820
                                                               ------------
                                                                  1,570,680
                                                               ------------

Agriculture -- 0.0%
      5,925 Monsanto Co.......................................       97,170
                                                               ------------

Airlines -- 0.2%
      5,850 JetBlue Airways Corp.*............................      162,103
     10,500 Southwest Airlines Co.............................      150,780
                                                               ------------
                                                                    312,883
                                                               ------------

Apparel -- 0.6%
      3,191 Gucci Group, NY Registered Shares.................      304,134
      6,405 The Gymboree Corp.*...............................       96,331
      4,500 Jones Apparel Group, Inc.*........................      123,435
      6,925 Liz Claiborne, Inc................................      214,121
     12,680 Reebok International Ltd.*........................      416,538
                                                               ------------
                                                                  1,154,559
                                                               ------------

Auto Manufacturers -- 0.1%
      2,900 PACCAR Inc........................................      145,783
                                                               ------------

Auto Parts and Equipment -- 0.8%
      8,840 Aftermarket Technology Corp.*.....................       99,892
      5,175 American Axle & Manufacturing Holdings, Inc.*.....      108,882
     40,200 Autoliv, Inc......................................      802,794
     27,600 Delphi Corp.......................................      188,508
      2,000 Johnson Controls, Inc.............................      144,880
      5,200 Lear Corp.*.......................................      183,820
                                                               ------------
                                                                  1,528,776
                                                               ------------

Banks -- 2.8%
      5,500 Bank of America Corp..............................      367,620
      5,335 Banknorth Group, Inc..............................      116,356
          2 Chittenden Corp...................................           61
      3,225 Compass Bancshares, Inc...........................      100,846
      5,900 East West Bancorp, Inc............................      182,015
      6,709 F&M Bancorp.......................................      295,263
      2,400 Fifth Third Bancorp...............................      120,336
     10,690 First Financial Bancorp...........................      169,543
      3,550 First Republic Bank*..............................       76,680
     23,700 First Tennessee National Corp.....................      941,127
      6,027 Franklin Financial Corp...........................      175,506
     28,700 Greater Bay Bancorp...............................      410,410
      9,400 Hibernia Corp., Class A Shares....................      159,424
      7,200 KeyCorp...........................................      162,432
     12,070 Local Financial Corp.*............................      174,049
     20,600 National Commerce Financial Corp..................      488,220
      8,075 North Fork Bancorporation Inc.....................      237,809
      2,900 PNC Financial Services Group......................      122,902
     13,200 Popular, Inc......................................      448,668

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


  Shares                        Security                          Value
---------------------------------------------------------------------------

Banks -- 2.8% (continued)
     28,500 Synovus Financial Corp............................ $    509,865
      5,850 UnionBanCal Corp..................................      230,607
      6,125 Wells Fargo & Co..................................      275,564
                                                               ------------
                                                                  5,765,303
                                                               ------------

Beverages -- 1.0%
     13,700 Adolph Coors Co., Class B Shares..................      664,450
      4,700 Anheuser-Busch Cos., Inc..........................      219,067
      7,400 The Coca-Cola Co..................................      299,552
     24,200 Coca-Cola Enterprises Inc.........................      452,298
      6,900 Constellation Brands, Inc., Class A Shares*.......      156,630
      6,970 Panamerican Beverages, Inc., Class A Shares.......      151,110
      7,450 The Pepsi Bottling Group, Inc.....................      133,578
                                                               ------------
                                                                  2,076,685
                                                               ------------

Biotechnology -- 0.3%
      6,300 Alexion Pharmaceuticals, Inc.*....................       76,608
      3,750 Amgen Inc.*.......................................      215,812
      4,950 ICOS Corp.*.......................................       92,614
      8,900 Millennium Pharmaceuticals, Inc.*.................       69,954
     13,300 Myriad Genetics, Inc.*............................      134,197
      4,125 York International Corp...........................       86,625
                                                               ------------
                                                                    675,810
                                                               ------------

Chemicals -- 0.5%
     12,505 Airgas, Inc.*.....................................      231,468
      2,400 Cabot Microelectronics Corp.*.....................      100,488
      4,700 E.I. du Pont de Nemours and Co....................      182,642
     21,900 The Sherwin-Williams Co...........................      578,817
                                                               ------------
                                                                  1,093,415
                                                               ------------

Coal -- 0.1%
      3,650 Arch Coal, Inc....................................       69,386
      5,750 CONSOL Energy Inc.................................       95,048
                                                               ------------
                                                                    164,434
                                                               ------------

Commercial Services -- 1.7%
     14,900 Accenture Ltd., Class A Shares*...................      230,950
     16,305 Cendant Corp.*....................................      207,073
      3,775 Corinthian Colleges, Inc.*........................      149,112
     21,000 McKesson Corp.....................................      523,530
      5,275 Pharmaceutical Product Development, Inc.*.........      141,639
     41,697 Quintiles Transnational Corp.*....................      507,035
     17,450 Rent-A-Center, Inc.*..............................      954,689
      4,400 University of Phoenix Online*.....................      187,660
     33,016 Whitman Education Group, Inc.*....................      449,018
                                                               ------------
                                                                  3,350,706
                                                               ------------

Computers -- 1.4%
     42,575 Brocade Communications Systems, Inc.*.............      207,766
      8,600 Computer Sciences Corp.*..........................      279,930
     15,425 Dell Computer Corp.*..............................      421,257
     16,300 DST Systems, Inc.*................................      443,360
     28,700 Hewlett-Packard Co................................      446,285

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


  Shares                        Security                          Value
---------------------------------------------------------------------------

Computers -- 1.4% (continued)
     12,500 NetScreen Technologies, Inc.*..................... $    209,750
     24,300 Network Appliance, Inc.*..........................      271,917
     21,100 Storage Technology Corp.*.........................      426,642
      7,800 SunGard Data Systems Inc.*........................      166,140
      1,630 VERITAS Software Corp.*...........................       28,655
                                                               ------------
                                                                  2,901,702
                                                               ------------

Cosmetics/Personal Care -- 0.5%
      5,225 Kimberly-Clark Corp...............................      237,528
      9,440 The Procter & Gamble Co...........................      840,632
                                                               ------------
                                                                  1,078,160
                                                               ------------

Distribution Wholesale -- 0.1%
      4,285 Hughes Supply, Inc................................       99,798
                                                               ------------

Diversified Financial Services -- 1.2%
     12,800 The Bear Stearns Cos., Inc........................      839,680
      7,500 Countrywide Financial Corp........................      431,250
     11,200 Doral Financial Corp..............................      395,920
      9,500 Legg Mason, Inc...................................      463,030
     17,000 MBNA Corp.........................................      255,850
      9,825 Saxon Capital, Inc.*..............................      130,771
                                                               ------------
                                                                  2,516,501
                                                               ------------

Electric -- 2.1%
      2,875 Dominion Resources, Inc...........................      159,189
     14,800 Exelon Corp.......................................      746,068
      4,200 FirstEnergy Corp..................................      132,300
     25,300 Great Plains Energy Inc...........................      603,911
     26,400 MDU Resources Group, Inc..........................      737,088
     45,600 NiSource Inc......................................      829,920
      9,000 Pinnacle West Capital Corp........................      299,160
      3,100 Progress Energy, Inc..............................      121,365
      3,900 Public Service Enterprise Group Inc...............      143,091
     21,100 TECO Energy, Inc..................................      224,293
      8,200 TXU Corp..........................................      146,370
      6,525 Wisconsin Energy Corp.............................      165,735
                                                               ------------
                                                                  4,308,490
                                                               ------------

Electrical Components and Equipment -- 0.7%
      8,945 American Power Conversion Corp.*..................      127,377
     26,100 Energizer Holdings, Inc.*.........................      665,289
     15,975 Hubbell Inc., Class B Shares......................      500,017
      6,300 Wilson Greatbatch Technologies, Inc.*.............      176,337
                                                               ------------
                                                                  1,469,020
                                                               ------------

Electronics -- 0.8%
     23,800 Applera Corp......................................      376,754
     22,950 Fisher Scientific International Inc.*.............      641,682
      3,650 FLIR Systems, Inc.*...............................      173,046
     16,875 Photon Dynamics, Inc.*............................      276,075
      8,300 Signal Technology Corp.*..........................       91,217
      5,625 Thermo Electron Corp.*............................      101,813
                                                               ------------
                                                                  1,660,587
                                                               ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


  Shares                        Security                          Value
---------------------------------------------------------------------------

Engineering and Construction -- 0.2%
      4,900 Fluor Corp........................................ $    165,032
      6,200 Jacobs Engineering Group Inc.*....................      260,462
                                                               ------------
                                                                    425,494
                                                               ------------

Entertainment -- 0.2%
     14,580 Metro-Goldwyn-Mayer Inc.*.........................      153,090
     32,300 Six Flags, Inc.*..................................      180,880
                                                               ------------
                                                                    333,970
                                                               ------------

Food -- 1.6%
     22,100 Campbell Soup Co..................................      464,100
     33,180 ConAgra Foods, Inc................................      666,254
     13,219 Dreyer's Grand Ice Cream, Inc.....................      916,341
      3,850 Hormel Foods Corp.................................       81,505
      9,300 The Kroger Co.*...................................      124,499
     27,700 Sara Lee Corp.....................................      517,990
     23,200 Tyson Foods, Inc., Class A Shares.................      179,800
      2,500 Whole Foods Market, Inc.*.........................      139,100
     12,800 Winn-Dixie Stores, Inc............................      169,216
                                                               ------------
                                                                  3,258,805
                                                               ------------

Forest Products and Paper -- 0.2%
      9,775 International Paper Co............................      330,395
      6,250 MeadWestvaco Corp.................................      142,375
                                                               ------------
                                                                    472,770
                                                               ------------

Gas -- 0.2%
      9,500 Nicor Inc.........................................      259,540
     11,400 ONEOK, Inc........................................      209,076
                                                               ------------
                                                                    468,616
                                                               ------------

Hand/Machine Tools -- 0.2%
     11,940 The Black & Decker Corp...........................      416,228
                                                               ------------

Healthcare - Products -- 1.2%
      6,100 Becton, Dickinson and Co..........................      210,084
      7,260 Boston Scientific Corp.*..........................      295,918
      7,150 DENTSPLY International Inc........................      248,749
      7,400 Guidant Corp.*....................................      267,880
      4,800 Henry Schein, Inc.*...............................      216,480
      4,100 IDEXX Laboratories, Inc.*.........................      143,377
      4,400 Johnson & Johnson.................................      254,628
     23,300 STERIS Corp.*.....................................      609,528
     11,200 Wright Medical Group, Inc.*.......................      196,224
                                                               ------------
                                                                  2,442,868
                                                               ------------

Healthcare - Services -- 0.4%
     12,600 Covance Inc.*.....................................      291,312
     15,250 Health Management Associates, Inc., Class A Shares      289,750
      3,100 WellPoint Health Networks Inc.*...................      237,925
                                                               ------------
                                                                    818,987
                                                               ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


  Shares                        Security                          Value
---------------------------------------------------------------------------

Home Builders -- 0.6%
     44,800 D.R. Horton, Inc.................................. $    860,160
      3,400 KB HOME...........................................      154,530
      8,175 Winnebago Industries, Inc.........................      222,360
                                                               ------------
                                                                  1,237,050
                                                               ------------

Home Furnishings -- 0.6%
      4,000 Furniture Brands International, Inc.*.............       78,240
      1,650 Harman International Industries, Inc..............       96,641
     18,325 La-Z-Boy Inc......................................      316,656
     29,875 Maytag Corp.......................................      568,521
      3,300 Whirlpool Corp....................................      161,799
                                                               ------------
                                                                  1,221,857
                                                               ------------

Household Products/Wares -- 1.3%
     12,860 Avery Dennison Corp...............................      754,496
     12,245 The Dial Corp.....................................      237,553
     14,500 Fortune Brands, Inc...............................      621,615
      5,000 Playtex Products, Inc.*...........................       40,300
     12,025 The Scotts Co., Class A Shares*...................      622,895
     17,283 Wallace Computer Services, Inc....................      430,520
                                                               ------------
                                                                  2,707,379
                                                               ------------

Housewares -- 0.1%
      3,500 Newell Rubbermaid Inc.............................       99,225
      2,285 The Toro Co.......................................      160,064
                                                               ------------
                                                                    259,289
                                                               ------------

Insurance -- 2.4%
     36,216 Fidelity National Financial, Inc..................    1,236,778
     35,900 First American Corp...............................      875,960
     11,100 The Hartford Financial Services Group, Inc........      391,719
      3,825 Hilb, Rogal and Hamilton Co.......................      119,493
      5,500 Infinity Property & Casualty Corp.*...............      100,650
      4,650 MetLife, Inc......................................      122,667
     26,650 Old Republic International Corp...................      712,888
      3,900 The Progressive Corp..............................      231,309
     18,100 Protective Life Corp..............................      516,755
      4,800 Prudential Financial, Inc.........................      140,400
      5,000 The St. Paul Cos., Inc............................      159,000
     19,300 UnumProvident Corp................................      189,140
      2,375 W.R. Berkley Corp.................................      101,769
                                                               ------------
                                                                  4,898,528
                                                               ------------

Internet -- 0.4%
     14,425 AsiaInfo Holdings, Inc.*..........................       58,133
     16,500 CheckFree Corp.*..................................      370,920
      1,400 Sohu.com Inc.*....................................       15,288
     40,200 TIBCO Software Inc.*..............................      168,840
     24,000 TMP Worldwide Inc.*...............................      257,520
          3 USA Interactive*..................................           80
                                                               ------------
                                                                    870,781
                                                               ------------

Iron/Steel -- 0.1%
     17,235 United States Steel Corp..........................      169,420
                                                               ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


  Shares                        Security                          Value
---------------------------------------------------------------------------

Leisure Time -- 0.8%
      7,500 Harley-Davidson, Inc.............................. $    297,825
     49,899 P & O Princess Cruises PLC ADR....................    1,330,806
                                                               ------------
                                                                  1,628,631
                                                               ------------

Lodging -- 0.1%
      5,000 MGM MIRAGE*.......................................      146,845
                                                               ------------

Machinery - Construction and Mining -- 0.2%
      3,900 Caterpillar Inc...................................      191,880
     13,270 Terex Corp.*......................................      164,017
                                                               ------------
                                                                    355,897
                                                               ------------

Machinery - Diversified -- 0.5%
     15,975 AGCO Corp.*.......................................      257,198
      4,985 Briggs & Stratton Corp............................      193,617
      9,975 Deere & Co........................................      391,619
      7,135 The Manitowoc Co., Inc............................      119,939
                                                               ------------
                                                                    962,373
                                                               ------------

Media -- 1.9%
     16,355 AOL Time Warner Inc.*.............................      177,615
      6,400 Clear Channel Communications, Inc.*...............      217,088
     11,400 Comcast Corp., Class A Shares*....................      313,386
      5,675 Dow Jones & Co., Inc..............................      201,122
      7,500 Emmis Communications Corp., Class A Shares*.......      126,600
     29,200 Fox Entertainment Group, Inc., Class A Shares*....      778,764
     48,350 Gemstar-TV Guide International, Inc.*.............      177,396
     57,600 General Motors Corp., Class H Shares*.............      645,120
      3,500 Tribune Co........................................      157,535
      5,100 Viacom Inc., Class B Shares*......................      186,252
     37,000 The Walt Disney Co................................      629,740
      8,500 Westwood One, Inc.*...............................      265,540
                                                               ------------
                                                                  3,876,158
                                                               ------------

Metal Fabricate/Hardware -- 0.3%
      3,905 Kaydon Corp.......................................       73,492
      6,200 Quanex Corp.......................................      196,540
     21,835 The Timken Co.....................................      341,063
                                                               ------------
                                                                    611,095
                                                               ------------

Mining -- 0.2%
      4,200 Alcan Inc.........................................      117,180
     10,000 Inco Ltd.*........................................      186,200
                                                               ------------
                                                                    303,380
                                                               ------------

Miscellaneous Manufacturing -- 1.6%
      1,800 3M Co.............................................      234,054
      5,100 A.O. Smith Corp...................................      136,680
      4,700 Cooper Industries, Ltd., Class A Shares...........      167,837
      2,275 Danaher Corp......................................      149,604
      4,925 Eastman Kodak Co..................................      145,780
      3,600 Eaton Corp........................................      251,820
     13,900 General Electric Co...............................      354,450
      9,130 Illinois Tool Works Inc...........................      530,910
      7,080 Ingersoll-Rand Co., Class A Shares................      273,217

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


  Shares                        Security                          Value
---------------------------------------------------------------------------

Miscellaneous Manufacturing -- 1.6% (continued)
      5,225 ITT Industries, Inc............................... $    279,067
      6,405 Pentair, Inc......................................      226,417
     15,500 Pittston Brink's Group............................      214,830
      5,300 Textron, Inc......................................      145,538
     14,950 Tyco International Ltd............................      192,257
                                                               ------------
                                                                  3,302,461
                                                               ------------

Office/Business Equipment -- 0.1%
     23,700 IKON Office Solutions, Inc........................      168,270
                                                               ------------

Oil and Gas -- 3.5%
     65,831 3TEC Energy Corp.*................................      991,415
      6,700 Amerada Hess Corp.................................      296,542
     23,300 Anadarko Petroleum Corp...........................    1,060,163
      7,040 Apache Corp.......................................      434,650
      5,000 Cabot Oil & Gas Corp..............................      120,000
      6,975 ENSCO International Inc...........................      177,932
     25,975 Grey Wolf, Inc.*..................................      102,342
      6,400 The Houston Exploration Co.*......................      172,800
      4,400 Kerr-McGee Corp...................................      178,684
     37,400 Marathon Oil Corp.................................      896,478
      3,475 Nabors Industries, Ltd.*..........................      138,548
      3,800 Newfield Exploration Co.*.........................      128,782
     23,400 Occidental Petroleum Corp.........................      701,064
     30,011 Ocean Energy Inc..................................      600,220
      5,400 Patterson-UTI Energy, Inc.*.......................      174,744
      4,175 Pogo Producing Co.................................      166,040
      3,900 Remington Oil & Gas Corp.*........................       66,417
      8,600 Southwestern Energy Co.*..........................      112,660
      5,150 Spinnaker Exploration Co.*........................      100,013
      2,700 Sunoco, Inc.......................................       98,739
     12,550 Ultra Petroleum Corp.*............................      110,817
      4,525 Valero Energy Corp................................      187,245
                                                               ------------
                                                                  7,016,295
                                                               ------------

Oil and Gas Services -- 0.5%
      2,400 Cooper Cameron Corp.*.............................      118,824
      7,325 FMC Technologies, Inc.*...........................      140,640
     17,400 Key Energy Services, Inc.*........................      175,392
      6,050 Smith International, Inc.*........................      213,142
      9,375 Superior Energy Services, Inc.*...................       80,156
      5,150 Tidewater Inc.....................................      147,908
      4,150 Weatherford International Ltd.*...................      156,746
                                                               ------------
                                                                  1,032,808
                                                               ------------

Packaging and Containers -- 0.9%
      4,450 Ball Corp.........................................      247,865
      4,800 Bemis Co., Inc....................................      201,888
      5,640 Chesapeake Corp...................................       95,260
     49,370 Pactiv Corp.*.....................................    1,002,211
      6,600 Sealed Air Corp.*.................................      264,858
                                                               ------------
                                                                  1,812,082
                                                               ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


  Shares                        Security                          Value
---------------------------------------------------------------------------

Pharmaceuticals -- 2.7%
      5,100 Abbott Laboratories............................... $    191,811
      7,700 Accredo Health, Inc.*.............................      187,410
     10,225 Adolor Corp.*.....................................      101,330
     11,100 AmerisourceBergen Corp............................      582,750
     13,535 Bristol-Myers Squibb Co...........................      285,995
      4,400 Eli Lilly and Co..................................      251,460
     13,800 ICN Pharmaceuticals, Inc..........................      122,958
     12,700 IVAX Corp.*.......................................      155,575
      2,600 Merck & Co. Inc...................................      142,428
      5,805 Pfizer Inc........................................      180,884
     35,866 Pharmacia Corp....................................    1,552,998
     17,700 Scios Inc.*.......................................      779,862
     17,300 SICOR Inc.*.......................................      288,910
      8,275 Teva Pharmaceutical Industries Ltd. ADR...........      344,654
      8,600 Watson Pharmaceuticals, Inc.*.....................      247,422
                                                               ------------
                                                                  5,416,447
                                                               ------------

Pipelines -- 0.2%
      7,000 Kinder Morgan, Inc................................      315,000
                                                               ------------

Real Estate Investment Trust -- 0.8%
      4,550 AMB Property Corp.................................      128,537
      6,275 Annaly Mortgage Management Inc....................      109,624
      5,726 Developers Diversified Realty Corp................      138,281
      4,900 First Industrial Realty Trust, Inc................      138,768
      3,075 General Growth Properties, Inc....................      165,896
     34,580 Insignia Financial Group, Inc.*...................      378,305
      3,125 Post Properties, Inc..............................       75,469
      5,180 Shurgard Storage Centers, Inc., Class A Shares....      160,839
      8,800 Taubman Centers, Inc..............................      149,864
      4,800 Thornburg Mortgage, Inc...........................       99,024
                                                               ------------
                                                                  1,544,607
                                                               ------------

Retail -- 3.4%
      2,600 Advance Auto Parts, Inc.*.........................      120,250
      5,750 Aeropostale, Inc.*................................       76,187
     31,000 AutoNation, Inc.*.................................      395,250
      6,950 Big Lots, Inc.*...................................       78,188
      7,500 BJ's Wholesale Club, Inc.*........................       84,750
     10,300 Blockbuster Inc., Class A Shares..................      176,130
     18,200 CBRL Group, Inc...................................      499,590
      4,875 CDW Computer Centers, Inc.*.......................      198,900
      4,300 Claire's Stores, Inc..............................      101,523
      5,400 CVS Corp..........................................      128,790
      9,200 Dillard's, Inc., Class A Shares...................      118,864
      5,435 Dollar General Corp...............................       66,361
     14,735 Federated Department Stores, Inc.*................      412,875
      8,675 Hollywood Entertainment Corp.*....................      139,147
     24,200 The Home Depot, Inc...............................      589,512
      3,500 Hot Topic, Inc.*..................................       81,585
      6,500 Kenneth Cole Productions, Inc., Class A Shares*...      142,350
     29,225 Limited Brands....................................      376,126
      6,500 Longs Drug Stores Corp............................       97,500
      6,200 The Men's Wearhouse, Inc.*........................       92,752

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


  Shares                        Security                          Value
---------------------------------------------------------------------------

Retail -- 3.4% (continued)
      4,150 Michaels Stores, Inc.*............................ $    103,791
      3,900 PETCO Animal Supplies, Inc.*......................       73,515
     24,255 PETsMART, Inc.*...................................      305,613
     10,900 Regis Corp........................................      271,519
      5,325 Ross Stores, Inc..................................      192,499
      9,200 Sonic Automotive, Inc.*...........................      135,240
     84,090 The Sports Authority, Inc.*.......................      586,948
      5,525 Stage Stores, Inc.*...............................      117,020
     37,200 Staples, Inc.*....................................      681,876
      4,700 Tractor Supply Co.*...............................      155,194
      6,225 Wal-Mart Stores, Inc..............................      323,887
                                                               ------------
                                                                  6,923,732
                                                               ------------

Savings and Loans -- 1.5%
     10,615 Bank United Corp., Litigation Contingent Payment
             Right Trust*.....................................        1,274
     12,055 Brookline Bancorp, Inc............................      150,929
     22,920 First Bell Bancorp, Inc...........................      601,192
     12,244 First Niagara Financial Group, Inc................      143,879
     14,701 FloridaFirst Bancorp, Inc.........................      318,277
      2,025 Golden West Financial Corp........................      145,658
      3,225 GreenPoint Financial Corp.........................      144,512
     27,000 Hudson City Bancorp, Inc..........................      546,480
     12,250 New York Community Bancorp, Inc...................      365,050
      9,625 Provident Financial Services, Inc.*...............      152,171
      5,200 Staten Island Bancorp, Inc........................       77,584
      8,800 Washington Mutual, Inc............................      310,376
                                                               ------------
                                                                  2,957,382
                                                               ------------

Semiconductors -- 1.6%
     32,375 ASML Holding N.V., NY Registered Shares*..........      212,704
     12,100 ATI Technologies Inc.*............................       62,194
     11,075 Broadcom Corp., Class A Shares*...................      136,776
     11,600 Genesis Microchip Inc.*...........................      144,768
     15,350 Helix Technology Corp.............................      132,164
     20,600 Intel Corp........................................      335,368
     19,600 Lam Research Corp.*...............................      223,224
     11,525 Linear Technology Corp............................      355,777
     10,100 Marvell Technology Group Ltd.*....................      214,019
     15,400 National Semiconductor Corp.*.....................      262,416
      7,800 Novellus Systems, Inc.*...........................      212,706
     47,309 Pixelworks, Inc.*.................................      260,200
     25,900 Taiwan Semiconductor Manufacturing Co., Ltd. ADR*.      177,156
     21,950 Texas Instruments Inc.............................      359,322
      5,120 Veeco Instruments Inc.*...........................       78,899
                                                               ------------
                                                                  3,167,693
                                                               ------------

Software -- 1.9%
     10,000 Activision, Inc.*.................................      144,500
     37,925 Acxiom Corp.*.....................................      638,278
      5,350 Adobe Systems Inc.................................      164,940
      7,200 Automatic Data Processing, Inc....................      221,688
      9,200 Business Objects S.A. ADR*........................      151,613
      5,900 Cerner Corp.*.....................................      191,042
     13,225 Documentum, Inc.*.................................      173,512

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


  Shares                        Security                          Value
---------------------------------------------------------------------------

Software -- 1.9% (continued)
     16,800 Electronic Arts Inc.*............................. $    985,152
      8,750 Intuit Inc.*......................................      325,500
     13,750 Microsoft Corp....................................      332,887
     21,500 Oracle Corp.*.....................................      233,253
     14,425 Quest Software, Inc.*.............................      129,825
     21,550 Siebel Systems, Inc.*.............................      172,615
      2,600 Verint Systems Inc.*..............................       43,940
                                                               ------------
                                                                  3,908,745
                                                               ------------

Telecommunications -- 1.8%
     29,475 AT&T Wireless Services Inc.*......................      194,535
     12,425 BellSouth Corp....................................      269,250
     12,500 CenturyTel, Inc...................................      345,000
     19,675 Ixia*.............................................       95,620
     56,300 Motorola, Inc.....................................      465,038
     43,800 Nextel Communications, Inc., Class A Shares*......      586,482
     29,000 Nokia Oyj ADR.....................................      406,290
     21,200 PanAmSat Corp.*...................................      299,344
      6,700 QUALCOMM Inc......................................      241,602
      8,400 SBC Communications Inc............................      168,504
     28,900 Sprint Corp.......................................      339,575
     12,600 UTStarcom, Inc.*..................................      251,874
                                                               ------------
                                                                  3,663,114
                                                               ------------

Transportation -- 0.6%
      5,050 C.H. Robinson Worldwide, Inc......................      165,135
      3,400 FedEx Corp........................................      187,238
      3,850 Roadway Corp......................................      129,052
      5,825 Teekay Shipping Corp..............................      226,010
      7,800 Union Pacific Corp................................      429,000
      3,600 Yellow Corp.*.....................................       86,868
                                                               ------------
                                                                  1,223,303
                                                               ------------

Trucking and Leasing -- 0.1%
      4,725 Ryder System, Inc.................................       96,910
                                                               ------------
            TOTAL COMMON STOCK (Cost -- $106,770,889).........  102,405,732
                                                               ------------
ESCROW SHARES -- 0.0%
      8,283 Seagate Technology, Inc...........................            0
                                                               ------------
            TOTAL ESCROW SHARES (Cost -- $0)..................            0
                                                               ------------
PREFERRED STOCK -- 8.8%

Aerospace/Defense -- 0.5%
      7,500 Northrop Grumman Corp., 7.000% Exchangeable 4/4/21      926,250
                                                               ------------

Auto Manufacturers -- 0.7%
     42,800 Ford Motor Co., Capital Trust II, 6.500%
             Exchangeable 1/15/32.............................    1,525,392
                                                               ------------

Banks -- 0.4%
     15,000 Commerce Capital Trust II, 5.950% Exchangeable
             3/11/32..........................................      802,500
                                                               ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


   Shares                        Security                          Value
----------------------------------------------------------------------------

Diversified Financial Services -- 1.2%
      67,500 Equity Securities Trust I, 6.500% Exchangeable
              11/15/04......................................... $  1,482,975
      30,600 Household International Inc., 8.875% Exchangeable
              2/15/06..........................................      921,060
                                                                ------------
                                                                   2,404,035
                                                                ------------

Forest Products and Paper -- 0.3%
      13,550 Temple-Inland Inc., 7.500% Exchangeable 5/17/05...      541,323
                                                                ------------

Healthcare - Products -- 1.0%
      12,500 Anthem Inc., 6.000% Exchangeable 11/15/04.........    1,022,500
      24,000 Baxter International Inc., 7.000% Exchangeable
              2/16/06..........................................      924,240
                                                                ------------
                                                                   1,946,740
                                                                ------------

Insurance -- 2.2%
      48,000 Chubb Corp., 7.000% Exchangeable 11/16/05.........    1,027,200
      28,100 Hartford Financial Services Group Inc., 6.000%
              Exchangeable 11/16/06............................    1,169,522
             Phoenix Cos., Inc.:
      19,500  7.000% Exchangeable 11/13/05.....................      666,656
      32,000  7.250% Exchangeable 2/16/06......................      795,200
       7,000 Prudential Financial, Inc., 6.750% Exchangeable
              11/15/04.........................................      360,150
       8,500 Reinsurance Group Of America, 5.750% Exchangeable
              3/18/51..........................................      404,770
                                                                ------------
                                                                   4,423,498
                                                                ------------

Internet -- 0.1%
       4,700 Indymac Capital Trust I, 6.000% Exchangeable
              11/14/31.........................................      207,106
                                                                ------------

Iron/Steel -- 0.2%
      10,000 United States Steel Corp., 7.000% Exchangeable
              6/15/06..........................................      416,800
                                                                ------------

Machinery - Diversified -- 0.3%
      13,200 Cummins Capital Trust I, 7.000% Exchangeable
              6/15/31..........................................      577,500
                                                                ------------

Pipelines -- 0.4%
      34,000 Oneok Inc., 8.500% Exchangeable 2/16/06...........      916,980
                                                                ------------

Retail -- 0.4%
      30,000 Toys "R" Us, Inc., 6.250% Exchangeable 8/16/05....      916,200
                                                                ------------

Savings and Loans -- 1.1%
      25,700 New York Community Capital Trust V, 6.000%
              Exchangeable 11/1/51.............................    1,313,912
      18,800 Washington Mutual, Inc., 5.375% Exchangeable
              5/1/41...........................................      997,528
                                                                ------------
                                                                   2,311,440
                                                                ------------
             TOTAL PREFERRED STOCK (Cost -- $18,885,701).......   17,915,764
                                                                ------------

    Face
   Amount
------------
CORPORATE CONVERTIBLE BONDS -- 9.1%

Aerospace/Defense -- 0.2%
$    400,000 Edo Corp., Sub. Notes, 5.250% due 4/15/07.........      407,500
                                                                ------------

Apparel -- 0.3%
     550,000 Reebok International Ltd., Debentures, 4.250% due
              3/1/21...........................................      632,500
                                                                ------------

Auto Parts and Equipment -- 0.3%
   1,270,000 Lear Corp., Sr. Notes, zero coupon due 2/20/22++..      552,450
                                                                ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


     Face
    Amount                         Security                          Value
------------------------------------------------------------------------------

Healthcare - Products -- 1.0%
               Medicis Pharmaceutical Corp., Sr. Notes:
    $  500,000  2.500% due 6/4/32................................ $    601,250
       250,000  2.500% due 6/4/32++..............................      300,625
     1,000,000 Sierra Health Services, Inc., Sr. Notes, 2.250%
                due 3/15/23++....................................    1,027,500
                                                                  ------------
                                                                     1,929,375
                                                                  ------------

Insurance -- 1.4%
       650,000 First American Corp., Debentures, 4.500% due
                4/15/08..........................................      719,875
               Odyssey Re Holdings Corp., Debentures:
       100,000  4.375% due 6/15/22...............................      115,125
       300,000  4.375% due 6/15/22++.............................      345,375
     1,000,000 PMA Capital Corp., Sr. Notes, 4.250% due 9/30/22..      830,000
       700,000 Scottish Annuity & Life Holdings Ltd., Sr. Notes,
                4.500% due 12/1/22++.............................      768,250
                                                                  ------------
                                                                     2,778,625
                                                                  ------------

Mining -- 0.6%
       375,000 Freeport-McMoRan Copper & Gold Inc., Sr. Notes,
                8.250% due 1/31/06...............................      527,813
       900,000 Inco Ltd., Notes, 1.000% due 3/14/23++............      779,625
                                                                  ------------
                                                                     1,307,438
                                                                  ------------

Pharmaceuticals -- 1.4%
       500,000 Cephalon Inc., Sub. Notes, 2.500% due 12/15/06++..      453,125
     1,200,000 Scios Inc., Secured Notes, 5.500% due 8/15/09++...    1,462,500
       450,000 Teva Pharmaceutical Finance LLC, Sr. Notes,
                1.500% due 10/15/05..............................      495,000
       450,000 Teva Pharmaceutical Finance N.V., 0.750% due
                8/15/21..........................................      506,250
                                                                  ------------
                                                                     2,916,875
                                                                  ------------

Retail -- 1.4%
     1,055,000 Barnes & Noble Inc., Sub. Notes, 5.250% due
                3/15/09..........................................    1,040,494
       600,000 Foot Locker Inc., Sub. Notes, 5.500% due 6/1/08...      624,750
       700,000 J.C. Penney & Co., Sub. Notes, 5.000% due 10/15/08      710,500
       470,000 School Specialty Inc., Sub. Notes, 6.000% due
                8/1/08...........................................      444,737
                                                                  ------------
                                                                     2,820,481
                                                                  ------------

Semiconductors -- 1.1%
     1,000,000 Micron Technology Inc., Sub. Notes, 2.500% due
                2/1/10++.........................................      987,500
               Skyworks Solutions Inc., Notes:
       800,000  4.750% due 11/15/07..............................      835,000
       400,000  4.750% due 11/15/07++............................      417,500
                                                                  ------------
                                                                     2,240,000
                                                                  ------------

Software -- 1.2%
               Acxiom Corp., Sub. Notes:
       485,000  3.750% due 2/15/09...............................      584,425
       300,000  3.750% due 2/15/09++.............................      361,500
     1,375,000 Computer Associates International Inc., Sr.
                Notes, 1.625% due 12/15/09++.....................    1,438,594
                                                                  ------------
                                                                     2,384,519
                                                                  ------------

Toys/Games/Hobbies -- 0.2%
       500,000 Hasbro Inc., Debentures, 2.750% due 12/1/21++.....      506,250
                                                                  ------------
               TOTAL CORPORATE CONVERTIBLE BONDS (Cost --
               $18,033,342)......................................   18,476,013
                                                                  ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Rights                       Security                          Value
-------------------------------------------------------------------------
RIGHTS -- 0.0%

Pharmaceuticals -- 0.0%
227,785   Elan Corp. PLC (Cost -- $86,287).................. $        113
                                                             ------------

Contracts
---------
PURCHASED OPTIONS -- 0.0%

Auto Manufacturers -- 0.0%
    120   Ford Motor Co., Put @ 5, Expire 9/20/03...........        4,920
                                                             ------------

Banks -- 0.0%
     52   BB&T Corp., Call @ 35, Expire 9/20/03.............        2,340
                                                             ------------

Healthcare - Services -- 0.0%
    135   Sierra Health Services, Inc., Put @ 7.5, Expire
           6/21/03..........................................          675
                                                             ------------

Life Insurance -- 0.0%
     20   Reinsurance Group of America, Inc., Put @ 22.5,
           Expire 4/19/03...................................            0
                                                             ------------

Mining -- 0.0%
     30   Inco Ltd., Put @ 15, Expire 7/19/03...............          750
                                                             ------------

Retail -- 0.0%
     20   CBRL Group, Inc., Put @ 17.5, Expire 6/21/03......            0
     50   Charming Shoppes, Inc., Put @ 2.5, Expire 7/19/03.          500
    100   J.C. Penney & Co., Inc., Put @ 10, Expire 8/16/03.        1,500
                                                             ------------
                                                                    2,000
                                                             ------------

Semiconductors -- 0.0%
    150   Micron Technology, Inc., Put @ 2.5, Expire 7/19/03            0
     50   Skyworks Solutions, Inc., Put @ 2.5, Expire
           5/17/03..........................................            0
                                                             ------------
                                                                        0
                                                             ------------

Transportation -- 0.0%
    117   Airborne, Inc., Call @ 20, Expire 11/22/03........       18,720
                                                             ------------
          TOTAL PURCHASED OPTIONS (Cost -- $55,407).........       29,405
                                                             ------------
          SUB-TOTAL INVESTMENTS (Cost -- $143,831,626)......  138,827,027
                                                             ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


   Face
  Amount                        Security                          Value
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 31.5%
$29,596,000 Goldman, Sachs & Co., 1.300% due 4/1/03; Proceeds
             at maturity -- $29,597,069; (Fully
             collateralized by U.S. Treasury Notes and Bonds,
             3.000% to 9.250% due 4/30/03 to 2/15/16; Market
             value -- $30,188,030)............................ $ 29,596,000
 29,596,000 Merrill Lynch & Co., Inc., 1.270% due 4/1/03;
             Proceeds at maturity -- $29,597,044; (Fully
             collateralized by Fannie Mae Discount Notes,
             Freddie Mac Discount Notes, Federal Home Loan
             Bank Bonds and U.S. Treasury Strips, 0.000% to
             4.000% due 6/19/03 to 5/15/18; Market value --
             $30,256,441).....................................   29,596,000
  4,508,000 State Street Bank and Trust Co., 1.220% due
             4/1/03; Proceeds at maturity --
             $4,508,153; (Fully collateralized by U.S.
             Treasury Bonds, 8.125% due 8/15/19; Market value
             -- $4,610,113)...................................    4,508,000
                                                               ------------
            TOTAL REPURCHASE AGREEMENTS (Cost -- $63,700,000).   63,700,000
                                                               ------------
            TOTAL INVESTMENTS -- 100% (Cost -- $207,531,626**) $202,527,027
                                                               ============

--------
*  Non-income producing security.
+ Securities have been segregated for short sale transactions and options. ++ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is $209,449,343.



Schedule of Options Written
March 31, 2003


Contacts                                                                   Expiration Strike Price  Value
-----------------------------------------------------------------------------------------------------------
  132    Dreyer's Grand Ice Cream, Inc. Call..............................    6/03       $65.0     $112,200
   62    PanAmSat Corp. Call..............................................    5/03        12.5       10,850
   19    PanAmSat Corp. Put...............................................    5/03        12.5          285
   27    Quintiles Transnational Corp. Call...............................    4/03        12.5        1,215
  212    Quintiles Transnational Corp. Call...............................    7/03        12.5       16,960
                                                                                                   --------
         TOTAL OPTIONS WRITTEN (Premiums received -- $187,574)............                         $141,510
                                                                                                   ========

                      See Notes to Financial Statements.

          Schedule of Short Sales
          March 31, 2003


Shares                          Security                             Value
----------------------------------------------------------------------------
 3,550 99 Cents Only Stores*....................................... $ 90,525
 3,750 Abercrombie & Fitch Co., Class A Shares*....................  112,612
 6,800 ACE Ltd.....................................................  196,860
 3,900 Action Performance Co., Inc.................................   82,485
15,000 Activision, Inc.*...........................................  216,750
30,000 Acxiom Corp.*...............................................  504,900
10,000 Adobe Systems Inc...........................................  308,300
 9,300 AdvancePCS*.................................................  263,562
 7,300 Advent Software, Inc.*......................................   88,834
 3,100 ADVO, Inc.*.................................................  102,300
34,900 Agilent Technologies, Inc.*.................................  458,935
 4,820 Albany International Corp., Class A Shares..................  110,426
 4,770 Albemarle Corp..............................................  116,149
11,175 Albertson's, Inc............................................  210,649
 7,730 Alcoa Inc...................................................  149,807
 8,900 Allergan, Inc...............................................  607,069
12,800 Allmerica Financial Corp.*..................................  179,584
22,300 Ameren Corp.................................................  870,815
29,325 American Eagle Outfitters, Inc.*............................  425,770
 5,600 American Electric Power Co., Inc............................  127,960
10,375 American Healthways, Inc.*..................................  197,125
 3,600 AMETEK, Inc.................................................  118,836
 2,725 Amli Residential Properties Trust...........................   57,361
 4,450 AMN Healthcare Services, Inc.*..............................   48,861
 5,625 Amphenol Corp., Class A Shares*.............................  229,219
 5,400 Analog Devices, Inc.*.......................................  148,500
13,900 Andrx Corp.*................................................  164,159
 9,200 Anheuser-Busch Cos., Inc....................................  428,812
 7,000 Anixter International Inc.*.................................  158,690
 4,800 AnnTaylor Stores Corp.*.....................................   98,544
13,800 Anthem, Inc.*...............................................  914,250
 2,200 Anworth Mortgage Asset Corp.................................   28,732
 3,930 Apex Silver Mines Ltd.*.....................................   52,662
50,000 Apple Computer, Inc.*.......................................  707,000
 7,500 ARAMARK Corp., Class B Shares*..............................  171,750
10,400 Arch Coal, Inc..............................................  197,704
 3,175 Archstone-Smith Trust.......................................   69,723
 5,150 Arthur J. Gallagher & Co....................................  126,432
 4,135 ArvinMeritor, Inc...........................................   57,849
11,400 Ashland Inc.................................................  338,238
 2,925 Astoria Financial Corp......................................   67,948
     1 AT&T Corp...................................................       16
46,800 Autodesk, Inc...............................................  714,168
 5,600 AutoNation, Inc.*...........................................   71,400
 2,900 AutoZone, Inc.*.............................................  199,259
 4,100 Aventis S.A. ADR............................................  181,015
 7,000 Avon Products, Inc..........................................  399,350
11,425 Baker Hughes Inc............................................  341,950
11,535 Baldor Electric Co..........................................  246,849
18,800 Bank of Hawaii Corp.........................................  579,040
 4,400 The Bank of New York Co., Inc...............................   90,200
    71 Banknorth Group, Inc........................................    1,548
14,750 Barnes & Noble, Inc.*.......................................  280,103
 2,800 Barr Laboratories, Inc.*....................................  159,600
 4,700 Barrick Gold Corp...........................................   73,132
31,200 Baxter International Inc....................................  581,568

                      See Notes to Financial Statements.

          Schedule of Short Sales
          (continued)


Shares                          Security                               Value
--------------------------------------------------------------------------------
 5,241 BB&T Corp................................................... $    164,725
15,500 BEA Systems, Inc.*..........................................      157,945
 2,375 Beazer Homes USA, Inc.*.....................................      139,674
 6,835 Bebe Stores, Inc.*..........................................       80,653
 6,750 Beckman Coulter, Inc........................................      229,702
 6,600 Bed Bath & Beyond Inc.*.....................................      227,964
 7,885 Belden Inc..................................................       84,764
 4,450 Benchmark Electronics, Inc.*................................      126,068
 9,260 Biogen, Inc.*...............................................      277,430
 4,550 Biosite Inc.*...............................................      174,765
 6,045 The Boeing Co...............................................      151,488
14,000 Boise Cascade Corp..........................................      305,900
 4,375 Borders Group, Inc.*........................................       64,312
 2,550 Boston Properties, Inc......................................       96,645
 3,150 BP PLC ADR..................................................      121,559
 3,335 BRE Properties, Inc., Class A Shares........................       98,216
 4,175 Burlington Coat Factory Warehouse Corp......................       68,053
 3,750 Burlington Northern Santa Fe Corp...........................       93,375
 2,625 Burlington Resources Inc....................................      125,239
59,100 Cablevision Systems -- New York Group, Class A Shares*......    1,122,309
 5,130 Cabot Corp..................................................      122,402
 4,000 Cabot Microelectronics Corp.*...............................      167,480
 2,700 Canadian National Railway Co................................      115,560
 4,300 Capitol Federal Financial...................................      128,914
 1,435 Career Education Corp.*.....................................       69,969
12,101 CarMax, Inc.*...............................................      176,312
59,920 Carnival Corp...............................................    1,444,671
 7,400 Catalina Marketing Corp.*...................................      142,302
15,000 Catellus Development Corp.*.................................      315,000
 9,900 Caterpillar Inc.............................................      487,080
 3,700 CDW Computer Centers, Inc.*.................................      150,960
32,800 Cendant Corp.*..............................................      416,560
 3,200 Cephalon, Inc.*.............................................      127,808
 5,800 Certegy Inc.*...............................................      146,160
16,995 The Charles Schwab Corp.....................................      122,704
20,350 Check Point Software Technologies Ltd.*.....................      294,464
18,500 The Cheesecake Factory Inc.*................................      596,995
 2,700 ChevronTexaco Corp..........................................      174,555
20,150 The Chubb Corp..............................................      893,048
 3,875 Cincinnati Financial Corp...................................      135,896
 5,000 Cintas Corp.................................................      164,500
14,500 Cisco Systems, Inc.*........................................      188,210
30,700 Citizens Banking Corp.......................................      725,748
21,100 Clayton Homes, Inc..........................................      232,944
 9,575 Cleco Corp..................................................      120,166
 3,400 CNF Inc.....................................................      103,530
 6,725 Cognex Corp.*...............................................      142,368
 5,100 Cognizant Technology Solutions Corp.*.......................      343,485
 7,500 Cognos, Inc.*...............................................      170,407
 6,200 Coinstar, Inc.*.............................................      104,098
11,935 Commerce Bancorp, Inc.......................................      474,297
 2,700 Commonwealth Telephone Enterprises, Inc.*...................      104,814
 6,430 CommScope, Inc.*............................................       48,225
45,500 Computer Associates International, Inc......................      621,530
 9,275 Computer Sciences Corp.*....................................      301,901
16,600 Concord EFS, Inc.*..........................................      156,040

                      See Notes to Financial Statements.

          Schedule of Short Sales
          (continued)


Shares                           Security                               Value
---------------------------------------------------------------------------------
  3,200 Consolidated Edison, Inc.................................... $    123,104
  6,050 Constellation Brands, Inc., Class A Shares*.................      137,335
 16,420 Convergys Corp.*............................................      216,744
  4,900 Cooper Tire & Rubber Co.....................................       59,780
  4,775 Cousins Properties, Inc.....................................      123,434
 21,210 Cox Communications, Inc., Class A Shares*...................      659,843
  5,025 Crane Co....................................................       87,536
  7,000 Cross Country, Inc.*........................................       80,500
  8,250 Cummins Inc.................................................      202,950
  6,000 CVS Corp....................................................      143,100
  5,500 Cymer, Inc.*................................................      130,075
  5,950 DaimlerChrysler AG..........................................      174,395
 19,537 Devon Energy Corp...........................................      942,074
 11,600 DeVry, Inc.*................................................      216,572
  7,375 Diamond Offshore Drilling, Inc..............................      143,149
 21,500 Diebold, Inc................................................      729,710
  7,270 Dionex Corp.*...............................................      240,128
  6,700 Dominion Resources, Inc.....................................      370,979
  5,000 Dover Corp..................................................      121,100
 19,900 The Dow Chemical Co.........................................      549,439
  2,550 Downey Financial Corp.......................................      100,496
  4,300 Eastman Chemical Co.........................................      124,657
  9,500 Eaton Vance Corp............................................      253,935
 13,400 EchoStar Communications Corp., Class A Shares*..............      386,992
 16,000 Eclipsys Corp.*.............................................      127,536
  5,800 EDO Corp....................................................      104,980
  5,900 Electro Scientific Industries, Inc.*........................       74,104
  5,800 Eli Lilly and Co............................................      331,470
 23,800 EMC Corp.*..................................................      172,074
  8,545 Energizer Holdings, Inc.*...................................      217,812
  4,750 Engelhard Corp..............................................      101,745
  2,800 Engineered Support Systems, Inc.............................      109,620
 10,100 ENSCO International Inc.....................................      257,651
 17,550 EOG Resources, Inc..........................................      694,278
  5,675 Equitable Resources, Inc....................................      212,869
 10,350 Equity Office Properties Trust..............................      263,407
  7,825 Equity Residential..........................................      188,348
  9,900 Erie Indemnity Co., Class A Shares..........................      359,370
  5,700 The Estee Lauder Cos., Inc., Class A Shares.................      173,052
  7,040 Esterline Technologies Corp.*...............................      119,046
  2,440 Ethan Allen Interiors Inc...................................       71,809
  5,108 EXCO Resources, Inc.*.......................................       90,105
  3,500 Expeditors International of Washington, Inc.................      125,825
  5,500 Exxon Mobil Corp............................................      192,225
 10,500 F5 Networks, Inc.*..........................................      132,615
 15,780 Family Dollar Stores, Inc...................................      487,286
  4,575 Fannie Mae..................................................      298,976
 11,800 Fastenal Co.................................................      332,642
 13,891 Fidelity National Financial, Inc............................      474,378
  7,000 Fifth Third Bancorp.........................................      350,980
  9,400 First American Corp.........................................      229,360
  7,300 Fiserv, Inc.*...............................................      229,804
  8,200 FMC Corp.*..................................................      128,576
 15,000 Foot Locker, Inc............................................      160,500
114,100 Ford Motor Co...............................................      858,032
  3,550 Forward Air Corp.*..........................................       77,252

                      See Notes to Financial Statements.

          Schedule of Short Sales
          (continued)


Shares                          Security                               Value
--------------------------------------------------------------------------------
 2,500 FPL Group, Inc.............................................. $    147,325
 4,125 Freddie Mac.................................................      219,037
19,750 Freeport-McMoRan Copper & Gold, Inc., Class B Shares........      336,737
 3,150 Gables Residential Trust....................................       84,294
 5,000 Garmin Ltd.*................................................      179,000
30,949 Gart Sports Co.*............................................      590,507
 8,225 Genentech, Inc.*............................................      287,957
 3,600 General Dynamics Corp.......................................      198,252
 9,880 General Electric Co.........................................      251,940
14,400 General Mills, Inc..........................................      655,920
20,225 Genesis Microchip Inc.*.....................................      252,408
12,160 Gentex Corp.*...............................................      309,350
 5,870 Genuine Parts Co............................................      179,094
18,200 Genzyme Corp. -- General Division*..........................      663,390
 5,200 Georgia-Pacific Corp........................................       72,280
13,475 The Gillette Co.............................................      416,916
 5,450 GlobalSantaFe Corp..........................................      112,542
 9,300 The Goldman Sachs Group, Inc................................      633,144
 5,125 Graco Inc...................................................      144,013
 5,425 H&R Block, Inc..............................................      231,593
 1,735 Hanson PLC ADR..............................................       42,594
 4,625 Harleysville Group Inc......................................      115,394
 4,825 Harsco Corp.................................................      147,114
 8,150 Harte-Hanks, Inc............................................      155,665
20,700 The Hartford Financial Services Group, Inc..................      730,503
 8,000 Hasbro, Inc.................................................      111,120
 7,200 Hawaiian Electric Industries, Inc...........................      293,472
37,905 Herman Miller, Inc..........................................      610,271
 2,900 Hershey Foods Corp..........................................      181,714
15,600 Hilb, Rogal and Hamilton Co.................................      487,344
 8,575 The Home Depot, Inc.........................................      208,887
 6,685 HON Industries Inc..........................................      190,523
29,650 Household International, Inc................................      810,904
 1,800 Hudson Highland Group, Inc.*................................       16,236
 2,200 Hyperion Solutions Corp.*...................................       53,350
 7,875 IDACORP, Inc................................................      179,550
14,000 Inco Ltd.*..................................................      260,680
 4,700 IndyMac Bancorp, Inc........................................       91,415
 5,615 Insituform Technologies, Inc., Class A Shares*..............       75,522
 8,600 Integrated Circuit Systems, Inc.*...........................      186,620
 2,400 International Business Machines Corp........................      188,232
 2,710 International Game Technology*..............................      221,949
 6,400 International Paper Co......................................      216,320
10,075 International Rectifier Corp.*..............................      198,175
 6,900 International Speedway Corp., Class A Shares................      276,414
11,300 Investment Technology Group, Inc.*..........................      157,861
 5,800 ITT Educational Services, Inc.*.............................      162,400
 3,600 J.B. Hunt Transport Services, Inc.*.........................       96,912
12,500 J.C. Penney Co., Inc........................................      245,500
13,875 J.D. Edwards & Co.*.........................................      152,903
14,500 J.P. Morgan Chase & Co......................................      343,795
11,875 Jack Henry & Associates, Inc................................      125,756
 4,225 Johnson Controls, Inc.......................................      306,059
15,340 Juniper Networks, Inc.*.....................................      125,328
 2,900 KB HOME.....................................................      131,805
 5,485 Kennametal Inc..............................................      154,293

                      See Notes to Financial Statements.

          Schedule of Short Sales
          (continued)


Shares                          Security                               Value
--------------------------------------------------------------------------------
21,700 KeyCorp..................................................... $    489,552
10,500 King Pharmaceuticals, Inc.*.................................      125,265
22,035 Krispy Kreme Doughnuts, Inc.*...............................      746,105
 2,700 Landstar System, Inc.*......................................      155,115
 3,775 Lear Corp.*.................................................      133,446
13,600 Lee Enterprises, Inc........................................      428,672
10,450 Lehman Brothers Holdings Inc................................      603,488
 2,400 Lennar Corp.................................................      128,520
 5,600 Lincare Holdings Inc.*......................................      171,864
12,600 Lockheed Martin Corp........................................      599,130
 9,100 Loews Corp..................................................      362,544
 5,275 Lone Star Technologies, Inc.*...............................      111,408
22,345 Lyondell Chemical Co........................................      311,713
16,840 Macrovision Corp.*..........................................      201,912
 8,700 Manhattan Associates, Inc.*.................................      152,511
 4,175 Marathon Oil Corp...........................................      100,075
 2,000 Markel Corp.*...............................................      447,400
 4,575 Marshall & Ilsley Corp......................................      116,937
 5,300 Martek Biosciences Corp.*...................................      151,156
19,175 Martha Stewart Living Omnimedia, Inc., Class A Shares*......      157,427
 3,930 Martin Marietta Materials, Inc..............................      108,507
 7,450 Masco Corp..................................................      138,719
 7,525 The May Department Stores Co................................      149,672
 2,400 MBIA Inc....................................................       92,736
29,500 McCormick & Co., Inc........................................      712,130
 5,350 The Medicines Co.*..........................................       99,724
14,400 Medicis Pharmaceutical Corp., Class A Shares*...............      800,496
11,700 MedImmune, Inc.*............................................      384,111
15,325 Mentor Graphics Corp.*......................................      137,006
 6,418 Mercantile Bankshares Corp..................................      217,827
 3,750 Merck & Co. Inc.............................................      205,425
10,100 Mercury General Corp........................................      383,295
19,515 Metro One Telecommunications, Inc.*.........................       97,185
 8,335 Mettler-Toledo International Inc.*..........................      248,300
 3,100 MGIC Investment Corp........................................      121,737
55,100 Micron Technology, Inc.*....................................      448,514
 4,570 Millipore Corp.*............................................      149,439
 3,165 Minerals Technologies Inc...................................      120,618
18,295 Molex Inc...................................................      392,977
 5,600 The MONY Group Inc..........................................      117,040
18,159 Moore Corp. Ltd.............................................      190,125
 6,750 Movie Gallery, Inc.*........................................      117,585
 9,300 National Processing, Inc.*..................................      129,456
 3,525 National-Oilwell, Inc.*.....................................       78,925
 6,735 Nautica Enterprises, Inc.*..................................       65,330
35,300 Navistar International Corp.*...............................      868,733
 9,020 NCO Group, Inc.*............................................      130,790
 8,320 NCR Corp.*..................................................      152,589
 3,900 NeoPharm, Inc.*.............................................       44,889
12,000 Network Associates, Inc.*...................................      165,720
 5,415 Neurocrine Biosciences, Inc.*...............................      226,239
18,150 New York Community Bancorp, Inc.............................      540,870
 9,700 The New York Times Co., Class A Shares......................      418,555
 7,955 Newmont Mining Corp.........................................      208,023
14,900 Nextel Communications, Inc., Class A Shares*................      199,511
 5,690 NIKE, Inc., Class B Shares..................................      292,580

                      See Notes to Financial Statements.

          Schedule of Short Sales
          (continued)


Shares                          Security                               Value
--------------------------------------------------------------------------------
19,400 Noble Energy, Inc........................................... $    665,226
 7,325 Norfolk Southern Corp.......................................      135,952
 2,275 Northern Trust Corp.........................................       69,274
11,100 Northrop Grumman Corp.......................................      952,380
 8,880 Novartis AG ADR.............................................      329,093
 7,400 Noven Pharmaceuticals, Inc.*................................      104,488
16,765 Novoste Corp.*..............................................      152,059
 5,950 Nucor Corp..................................................      227,111
 6,300 NUI Corp....................................................       91,980
13,400 Nuveen Investments, Class A Shares..........................      299,490
14,400 NVIDIA Corp.*...............................................      185,040
10,125 Odyssey Re Holdings Corp....................................      182,756
 7,775 OGE Energy Corp.............................................      139,717
39,600 ONEOK, Inc..................................................      726,264
 8,930 Orthodontic Centers of America, Inc.*.......................       46,525
 3,700 Oshkosh Truck Corp..........................................      230,510
 4,900 Outback Steakhouse, Inc.....................................      173,362
16,900 Owens-Illinois, Inc.*.......................................      152,776
36,100 Packaging Corp. of America*.................................      650,161
17,500 Pall Corp...................................................      350,000
 3,415 Palm Harbor Homes, Inc.*....................................       48,220
25,125 Parker-Hannifin Corp........................................      973,342
12,800 Patterson-UTI Energy, Inc.*.................................      414,208
18,000 Paychex, Inc................................................      494,460
 3,625 Peabody Energy Corp.........................................      101,101
 2,423 People's Bank...............................................       61,181
16,100 PeopleSoft, Inc.*...........................................      246,330
 3,950 PepsiCo, Inc................................................      158,000
13,825 Perrigo Co..................................................      164,241
 9,100 Petroleo Brasileiro S.A. ADR................................      137,865
50,223 Pfizer Inc..................................................    1,564,949
13,100 PG&E Corp.*.................................................      176,195
 6,575 Phelps Dodge Corp.*.........................................      213,556
97,075 The Phoenix Cos., Inc.......................................      702,823
 7,375 Pier 1 Imports, Inc.........................................      116,967
 4,000 Pinnacle West Capital Corp..................................      132,960
 1,050 Pixar, Inc.*................................................       56,784
52,187 Plains Exploration & Production Co.*........................      430,543
24,500 PMA Capital Corp., Class A Shares...........................      165,865
 8,900 PNC Financial Services Group................................      377,182
 3,000 Polaris Industries Inc......................................      149,160
 2,400 Potash Corp. of Saskatchewan Inc............................      148,320
19,685 PPG Industries, Inc.........................................      887,400
13,582 Precise Software Solutions Ltd.*............................      225,869
 9,000 Premcor Inc.*...............................................      231,210
 4,375 Principal Financial Group, Inc..............................      118,737
20,100 Progress Energy, Inc........................................      786,915
17,200 ProLogis....................................................      435,504
12,100 Province Healthcare Co.*....................................      107,085
 9,560 Prudential Financial, Inc...................................      279,630
 3,900 Radian Group Inc............................................      130,182
 8,165 RadioShack Corp.............................................      181,998
 5,900 Ralcorp Holdings, Inc.*.....................................      153,636
 8,100 Raymond James Financial, Inc................................      209,547
 7,000 Raytheon Co.................................................      198,590
 7,100 Reebok International Ltd.*..................................      233,235

                      See Notes to Financial Statements.

          Schedule of Short Sales
          (continued)


Shares                          Security                               Value
--------------------------------------------------------------------------------
10,675 Regeneron Pharmaceuticals, Inc.*............................ $     80,276
 3,125 Regions Financial Corp......................................      101,250
 4,300 Reinsurance Group of America, Inc...........................      113,004
14,750 Research In Motion Ltd.*....................................      192,487
 4,800 ResMed, Inc.*...............................................      153,504
46,300 Robert Half International Inc.*.............................      616,253
 4,500 Rockwell Automation, Inc....................................       93,150
 6,275 Roper Industries, Inc.......................................      181,034
 9,050 Roslyn Bancorp, Inc.........................................      162,719
 5,025 Rowan Cos., Inc.............................................       98,791
40,821 Royal Appliance Manufacturing Co.*..........................      299,626
 4,400 Royal Dutch Petroleum Co., NY Shares........................      179,300
 9,700 Sabre Holdings Corp.*.......................................      154,327
 8,900 SCANA Corp..................................................      266,288
 3,075 Schlumberger Ltd............................................      116,881
 9,450 School Specialty, Inc.*.....................................      167,926
21,650 Scios Inc.*.................................................      953,899
10,500 Scottish Annuity & Life Holdings, Ltd.......................      182,910
 5,370 Sensient Technologies Corp..................................      107,507
12,300 Sepracor Inc.*..............................................      166,542
 6,700 The Sherwin-Williams Co.....................................      177,081
 6,260 Siemens AG ADR..............................................      257,536
38,000 Sierra Health Services, Inc.*...............................      490,200
 4,525 Sigma-Aldrich Corp..........................................      201,317
 7,600 Silicon Laboratories Inc.*..................................      198,740
22,600 Silicon Valley Bancshares *.................................      411,094
 5,875 Simon Property Group, Inc...................................      210,501
79,700 Skyworks Solutions, Inc.*...................................      496,531
46,100 Smithfield Foods, Inc.*.....................................      816,892
 6,000 Snap-on Inc.................................................      148,560
 5,850 The South Financial Group, Inc..............................      126,653
 6,025 The Southern Co.............................................      171,351
33,500 Southwest Airlines Co.......................................      481,060
 5,025 Southwest Bancorp. of Texas, Inc.*..........................      150,901
 5,000 SPDR Trust Series 1.........................................      423,700
 2,780 SPS Technologies, Inc.*.....................................       67,832
 4,200 SPX Corp.*..................................................      143,472
 3,500 The St. Joe Co..............................................       95,200
 8,900 The St. Paul Cos., Inc......................................      283,020
 5,950 Staples, Inc.*..............................................      109,064
 9,875 Starwood Hotels & Resorts Worldwide, Inc....................      234,926
 8,850 Station Casinos, Inc.*......................................      186,824
49,700 Steelcase Inc., Class A Shares..............................      474,635
 3,650 Stone Energy Corp.*.........................................      122,567
24,500 Sunoco, Inc.................................................      895,965
11,700 Sunrise Assisted Living, Inc.*..............................      280,800
 9,400 SUPERVALU INC...............................................      145,700
 3,750 Swift Transportation Co., Inc.*.............................       60,000
22,930 Synopsys, Inc.*.............................................      975,901
11,100 Sysco Corp..................................................      282,384
 7,175 Take-Two Interactive Software, Inc.*........................      160,361
 6,675 The Talbots, Inc............................................      171,815
 5,300 Target Corp.................................................      155,078
10,825 TECO Energy, Inc............................................      115,070
13,100 Tektronix, Inc.*............................................      224,665
21,200 Telefonaktiebolaget LM Ericsson ADR*........................      134,832

                      See Notes to Financial Statements.

          Schedule of Short Sales
          (continued)


Shares                          Security                               Value
--------------------------------------------------------------------------------
13,145 Temple-Inland Inc........................................... $    491,623
 6,500 Tetra Tech, Inc.*...........................................       91,910
 9,900 Teva Pharmaceutical Industries Ltd. ADR.....................      412,335
 4,695 Tiffany & Co................................................      117,375
 6,695 Tootsie Roll Industries, Inc................................      191,008
75,000 Toys "R" Us, Inc.*..........................................      627,750
 7,070 Trex Co., Inc.*.............................................      228,220
 8,980 Trico Marine Services, Inc.*................................       23,258
 4,365 Trinity Industries, Inc.....................................       75,165
 3,750 UCBH Holdings, Inc..........................................      164,925
 6,000 Unisource Energy Corp.......................................      103,800
10,665 United Dominion Realty Trust, Inc...........................      170,427
11,300 United Parcel Service, Inc., Class B Shares.................      643,970
 5,715 United States Cellular Corp.*...............................      134,931
30,000 United States Steel Corp....................................      294,900
 3,200 United Technologies Corp....................................      184,896
 8,200 Unitrin, Inc................................................      189,994
 6,600 Univision Communications Inc., Class A Shares*..............      161,766
 4,755 Unocal Corp.................................................      125,104
22,300 UST Inc.....................................................      615,480
 7,500 Valassis Communications, Inc.*..............................      198,000
20,200 Valero Energy Corp..........................................      835,876
 3,500 The Valspar Corp............................................      143,255
 5,120 Veeco Instruments Inc.*.....................................       78,899
11,375 VERITAS Software Corp.*.....................................      199,972
18,600 Verizon Communications Inc..................................      657,510
11,300 Vertex Pharmaceuticals Inc.*................................      125,656
 7,300 Viad Corp...................................................      156,512
 6,815 VISX, Inc.*.................................................       72,239
 9,350 Vulcan Materials Co.........................................      282,650
 3,300 W.W. Grainger, Inc..........................................      141,570
 7,600 Wachovia Corp...............................................      258,932
20,500 Walgreen Co.................................................      604,340
 5,300 Wal-Mart Stores, Inc........................................      275,759
 5,700 Washington Federal, Inc.....................................      120,042
19,070 Washington Mutual, Inc......................................      672,599
16,900 Waste Management, Inc.......................................      357,942
15,800 Waters Corp.*...............................................      334,328
 5,600 Waypoint Financial Corp.....................................       96,656
 3,525 Webster Financial Corp......................................      123,798
 9,700 West Corp.*.................................................      171,593
13,200 Weyerhaeuser Co.............................................      631,356
 7,300 Whirlpool Corp..............................................      357,919
 4,525 Williams-Sonoma, Inc.*......................................       98,645
11,400 Wm. Wrigley Jr. Co..........................................      644,100
10,675 WMS Industries Inc.*........................................      136,106
 3,400 Wyeth.......................................................      128,588
46,500 Xcel Energy, Inc............................................      595,665
17,510 Xerox Corp.*................................................      152,337
 4,700 Zimmer Holdings, Inc.*......................................      228,561
 3,550 Zions Bancorporation........................................      151,869
                                                                    ------------
       TOTAL OPEN SHORT SALES (Proceeds -- $122,746,713)........... $116,031,392
                                                                    ============

--------
*  Non-income producing security.

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          March 31, 2003


   ASSETS:
    Investments, at value (Cost -- $143,831,626)............... $138,827,027
    Repurchase agreements, at value (Cost -- $63,700,000)......   63,700,000
    Cash.......................................................    9,655,698
    Receivable for open short sales (Note 6)...................  122,746,713
    Receivable for securities sold.............................    5,380,729
    Receivable for Fund shares sold............................    1,765,031
    Dividends and interest receivable..........................      324,013
                                                                ------------
    Total Assets...............................................  342,399,211
                                                                ------------
   LIABILITIES:
    Payable for open short sales (Note 6)......................  116,031,392
    Payable for securities purchased...........................    4,769,110
    Payable for Fund shares purchased..........................      955,731
    Management fee payable.....................................      194,222
    Dividends payable for short sales..........................      171,308
    Options written (Premiums received -- $187,574)............      141,510
    Administration fee payable.................................       34,548
    Accrued expenses...........................................      112,669
                                                                ------------
    Total Liabilities..........................................  122,410,490
                                                                ------------
   Total Net Assets............................................ $219,988,721
                                                                ============
   NET ASSETS:
    Par value of shares of beneficial interest................. $     25,884
    Capital paid in excess of par value........................  219,163,510
    Undistributed net investment income........................       11,723
    Accumulated net realized loss on security transactions,
      options and short sales..................................     (969,182)
    Net unrealized appreciation of investments, options and
      short sales..............................................    1,756,786
                                                                ------------
   Total Net Assets............................................ $219,988,721
                                                                ============
   Shares Outstanding..........................................   25,884,156
                                                                ============
   Net Asset Value, per share..................................        $8.50
                                                                ============

                      See Notes to Financial Statements.

          Statement of Operations
          For the Year Ended March 31, 2003


INVESTMENT INCOME:
 Interest.................................................................. $  2,182,553
 Dividends.................................................................    2,097,896
                                                                            ------------
 Total Investment Income...................................................    4,280,449
                                                                            ------------
EXPENSES:
 Management fee (Note 2)...................................................    1,811,581
 Administration fee (Note 2)...............................................      285,745
 Custody...................................................................      147,644
 Shareholder communications................................................       58,770
 Shareholder servicing fees................................................       55,802
 Registration fees.........................................................       39,726
 Audit and legal...........................................................       21,921
 Trustees' fees............................................................        6,382
 Other expenses............................................................        5,983
                                                                            ------------
 Total Expenses Before Dividend Expense on Short Sales.....................    2,433,554
 Plus: Dividend expense on short sales.....................................    1,341,915
                                                                            ------------
 Net Expenses..............................................................    3,775,469
                                                                            ------------
Net Investment Income......................................................      504,980
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS
AND SHORT SALES (NOTES 3, 4 AND 6):
 Realized Gain (Loss) From:
   Security transactions (excluding short-term securities).................  (12,027,150)
   Options written.........................................................        5,243
   Options purchased.......................................................      (71,511)
   Short sales.............................................................   13,097,603
                                                                            ------------
 Net Realized Gain.........................................................    1,004,185
                                                                            ------------
 Change in Net Unrealized Appreciation (Depreciation) of Investments,
   Options and Short Sales:
   Beginning of year.......................................................     (165,014)
   End of year.............................................................    1,756,786
                                                                            ------------
 Increase in Net Unrealized Appreciation...................................    1,921,800
                                                                            ------------
Net Gain on Investments, Options and Short Sales...........................    2,925,985
                                                                            ------------
Increase in Net Assets From Operations..................................... $  3,430,965
                                                                            ============

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Years Ended March 31,

                                                                         2003          2002
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income.............................................. $    504,980  $    806,291
 Net realized gain..................................................    1,004,185     2,809,930
 Increase (decrease) in net unrealized appreciation.................    1,921,800      (611,018)
                                                                     ------------  ------------
 Increase in Net Assets From Operations.............................    3,430,965     3,005,203
                                                                     ------------  ------------
DISTRIBUTION TO SHAREHOLDERS FROM:
 Net investment income..............................................     (571,668)   (1,115,614)
 Net realized gains.................................................   (3,164,456)       (7,005)
                                                                     ------------  ------------
 Decrease in Net Assets From Distributions to Shareholders..........   (3,736,124)   (1,122,619)
                                                                     ------------  ------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares...................................  186,596,638    66,324,930
 Net asset value of shares issued for reinvestment of dividends.....    3,673,666     1,103,036
 Cost of shares reacquired..........................................  (65,404,394)  (19,004,251)
                                                                     ------------  ------------
 Increase in Net Assets From Fund Share Transactions................  124,865,910    48,423,715
                                                                     ------------  ------------
Increase in Net Assets..............................................  124,560,751    50,306,299
NET ASSETS:
 Beginning of year..................................................   95,427,970    45,121,671
                                                                     ------------  ------------
 End of year*....................................................... $219,988,721  $ 95,427,970
                                                                     ============  ============
* Includes undistributed net investment income of:..................      $11,723       $72,398
                                                                     ============  ============

                      See Notes to Financial Statements.

          Notes to Financial Statements

1. Significant Accounting Policies

Multi-Strategy Market Neutral Investments ("Fund"), a separate investment fund of Consulting Group Capital Markets Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the Fund and fifteen separate investment funds: Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments and Multi-Sector Fixed Income Investments. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current mean between the current bid and ask price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices; U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis;
(e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2003, reclassifications were made to the Fund's capital amounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income and accumulated net realized gains amounting to $22,814 and $389,806 has been reclassified to paid-in capital, respectively. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may from time to time enter into futures contracts in order to hedge market risk. Also, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or closed.

          Notes to Financial Statements
          (continued)


2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Trust has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group, a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBFM has entered into an investment advisory agreement with each adviser selected for the Fund (collectively, "Advisers").

Under the Management Agreement, the Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of the Fund's average daily net assets. In addition, SBFM pays each Adviser, based on the rates applied to the Fund's average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SBFM to each Adviser are indicated below:

                                                                         Maximum
                                                           Actual       Allowable
                                                       Management Fee     Annual
Advisers                                  Advisory Fee    Incurred    Management Fee
------------------------------------------------------------------------------------
Multi-Strategy Market Neutral Investments                   1.27%          1.80%
   Calamos Asset Management..............     1.00%
   Franklin Portfolio Associates LLC.....     1.00
   Pegasus Investments, Inc..............     1.20
   SSI Investment Management Inc.........     1.00

In addition, the following changes were made:

   . Franklin Portfolio Associates LLC was added as an additional adviser, effective April 1, 2002.
   . Freeman Associates Investment Management LLC was added as an additional adviser, effective April 2, 2003.
   . Camden Asset Management, L.P. was added as an additional adviser, effective April 3, 2003.

SBFM also acts as the Trust's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2003, the Fund paid transfer agent fees of $46,890 to CTB.

Effective April 7, 2003, Salomon Smith Barney Inc.'s name changed to Citigroup Global Markets Inc. ("CGM"). For the year ended March 31, 2003, CGM, another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the year ended March 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

Purchases.........................................................  $341,278,859
                                                                    ============
Sales.............................................................  $248,083,418
                                                                    ============

          Notes to Financial Statements
          (continued)


At March 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized
  appreciation.................................................   $  5,112,050
Gross unrealized
  depreciation.................................................    (12,034,366)
                                                                  ------------
Net unrealized depreciation ...................................   $ (6,922,316)
                                                                  ============

4. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At March 31, 2003, the Fund held purchased put options with a total cost of $21,870. In addition, the Fund held purchased call options with a total cost of $33,537.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

The following covered call option transactions occurred during the year ended March 31, 2003:

                                                       Number of
                                                       Contracts  Premiums
    -----------------------------------------------------------------------
    Options written, outstanding at March 31, 2002....      --   $       0
    Options written...................................   1,367     393,362
    Options cancelled in closing purchase transactions    (539)   (114,056)
    Options exercised.................................    (175)    (72,949)
    Options expired...................................    (201)    (18,783)
                                                         -----   ---------
    Options written, outstanding at March 31, 2003....     452   $ 187,574
                                                         =====   =========

          Notes to Financial Statements
          (continued)


5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

6. Short Sales of Securities

A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

7. Income Tax Information and Distributions to Shareholders

At March 31, 2003, the tax basis components of distributable earnings were:

Undistributed ordinary income......................................   $ 843,397
                                                                      =========
Accumulated capital gains..........................................   $ 142,862
                                                                      =========
Unrealized depreciation............................................   $(186,933)
                                                                      =========

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable to wash sales and constructive sales.

The tax character of distributions paid during the year ended March 31, 2003 was:

Ordinary income....................................................   $3,702,931
Long-term capital gains............................................       33,193
                                                                      ----------
Total..............................................................   $3,736,124
                                                                      ==========

8. Shares of Beneficial Interest

At March 31, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                           Year Ended     Year Ended
                                         March 31, 2003 March 31, 2002
                                         -------------- --------------
Shares sold.............................   21,766,768      7,905,743
Shares issued on reinvestment...........      431,688        132,577
Shares reacquired.......................   (7,625,094)    (2,270,969)
                                           ----------     ----------
Net Increase............................   14,573,362      5,767,351
                                           ==========     ==========

          Financial Highlights


For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                                2003(1)   2002(1)  2001(1)  2000(1)(2)
                                                               --------  -------   -------  ----------
Net Asset Value, Beginning of Year............................    $8.44    $8.14     $8.36     $8.00
                                                               --------  -------   -------   -------
Income From Operations:
  Net investment income(3)(4).................................     0.03     0.10      0.32      0.19
  Net realized and unrealized gain(4).........................     0.23     0.32      0.23      0.44
                                                               --------  -------   -------   -------
Total Income From Operations..................................     0.26     0.42      0.55      0.63
                                                               --------  -------   -------   -------
Less Distributions From:
  Net investment income.......................................    (0.03)   (0.12)    (0.35)    (0.02)
  Net realized gains..........................................    (0.17)   (0.00)*   (0.42)    (0.25)
                                                               --------  -------   -------   -------
Total Distributions...........................................    (0.20)   (0.12)    (0.77)    (0.27)
                                                               --------  -------   -------   -------
Net Asset Value, End of Year..................................    $8.50    $8.44     $8.14     $8.36
                                                               ========  =======   =======   =======
Total Return..................................................     3.11%    5.20%     6.68%     7.98%++
Net Assets, End of Year (000s)................................ $219,989  $95,428   $45,122   $32,583
Ratios to Average Net Assets:
  Total expenses before dividend expense on short sales(3)(5).     1.70%    1.88%     1.90%     1.90%+
  Dividend expense from short sales...........................     0.94     0.59      0.61      0.80+
  Total expenses..............................................     2.64     2.47      2.51      2.70+
  Net investment income(4)....................................     0.35     1.23      3.71      2.65+
Portfolio Turnover Rate.......................................      229%     324%      317%      249%

--------
(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
(3)The manager has agreed to waive a portion of its management fee for the year ended March 31, 2001 and the period ended March 31, 2000. If such fees were not waived or dividend expense not included, the per share decrease to net investment income and the actual expense ratios would have been as follows:

                                                            Expense Ratio Without
                                     Per Share Decrease to Fee Waiver and Dividend
                                     Net Investment Income Expense from Short Sales
                                     --------------------- ------------------------
        2001........................         $0.01                      2.05%
        2000........................          0.05                      2.64+

(4) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the net investment income, net unrealized gain and the ratio of net investment income to average net assets would have been $0.11, $0.31 and 1.31%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(5)As a result of a voluntary expense limitation, expense ratios will not exceed 1.90%.
*  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Independent Auditors' Report

The Shareholders and Board of Trustees of
Consulting Group Capital Markets Funds:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and short sales, of Multi-Strategy Market Neutral Investments ("Fund") of Consulting Group Capital Markets Funds as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended and for the period May 10, 1999 (commencement of operations) to March 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and sold short as of March 31, 2003, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended and for the period May 10, 1999 to March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ KPMG LLP
New York, New York
May 15, 2003

          Additional Information
          (unaudited)

Information about Trustees and Officers

The business and affairs of the Consulting Group Capital Markets Funds ("Trust") are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                           Term of                                Number of
                                           Office*                                Portfolios
                                             and                                   in Fund
                                           Length                                  Complex
                             Position(s)   of Time Principal Occupation(s) During  Overseen    Other Trusteeships
Name, Address and Age       Held with Fund Served         Past Five Years         by Trustee    Held by Trustee
---------------------       -------------- ------- ------------------------------ ---------- ----------------------
Non-Interested Trustees:

H. John Ellis               Trustee         Since  Retired                            34              None
858 E. Crystal Downs Drive                  1999
Frankfort, MI 49635
Age 76

Armon E. Kamesar            Trustee         Since  Chairman, TEC                      34     Inter Ocean Systems
7328 Country Club Drive                     1994   International (organization               Inc.
La Jolla, CA 92037                                 of chief executives);
Age 75                                             Trustee, U.S. Bankruptcy
                                                   Court
Stephen E. Kaufman          Trustee         Since  Attorney                           62              None
Stephen E. Kaufman, PC                      1991
277 Park Avenue, 47th Floor
New York, NY 10172
Age 71

John J. Murphy              Trustee         Since  President, Murphy Capital          34     Barclays International
123 Prospect Street                         2002   Management                                Funds Group Ltd. and
Ridgewood, NJ 07450                                                                          affiliated companies
Age 59

Interested Trustee:

R. Jay Gerken               Chairman,       Since  Managing Director of              225              None
CGM                         President and   2002   Citigroup Global Markets
399 Park Avenue             Chief                  Inc. ("CGM"); Chairman,
4th Floor                   Executive              President and Chief
New York, NY 10022          Officer                Executive Officer of Smith
Age 51                                             Barney Fund Management
                                                   LLC ("SBFM"), Travelers
                                                   Investment Adviser, Inc.
                                                   ("TIA") and Citi Fund
                                                   Management
--------
*Trustees serve until until their successors are elected and qualified.

          Additional Information
          (unaudited) (continued)

                                     Term of                                Number of
                                     Office                                 Portfolios
                                       and                                   in Fund
                                     Length                                  Complex
                       Position(s)   of Time Principal Occupation(s) During  Overseen  Other Trusteeships
Name, Address and Age Held with Fund Served         Past Five Years         by Trustee  Held by Trustee
--------------------- -------------- ------- ------------------------------ ---------- ------------------
Officers:

Lewis E. Daidone      Senior Vice     Since   Managing Director of             N/A            N/A
CGM                   President and   1994    CGM; Director and Senior
125 Broad Street      Chief                   Vice President of SBFM
11th Floor            Administrative          and TIA; Former Chief
New York, NY 10004    Officer                 Financial Officer and
Age 45                                        Treasurer of mutual funds
                                              associated with Citigroup
                                              Inc.

Richard L. Peteka     Chief           Since   Managing Director of             N/A            N/A
CGM                   Financial       2003    CGM; Director and Head
125 Broad Street      Officer and             of Internal Control for
11th Floor            Treasurer               Citigroup Asset
New York, NY 10004                            Management U.S. Mutual
Age 41                                        Fund Administration from
                                              1999 - 2002; Vice
                                              President, Head of Mutual
                                              Fund Administration and
                                              Treasurer of Oppenheimer
                                              Capital from 1996 - 1999

Frank L. Campanale    Investment      Since   President and Chief              N/A            N/A
The Consulting Group  Officer         1996    Executive Officer of The
222 Delaware Avenue                           Consulting Group
Wilmington, DE 19801
Age 51

Paul Hatch            Investment      Since   Chief Operating Officer of       N/A            N/A
The Consulting Group  Officer         2001    The Consulting Group and
388 Greenwich Street                          Director of National Sales
New York, NY 10013                            for CGM
Age 45

Stephen M. Hagan      Investment      Since   First Vice President of The      N/A            N/A
The Consulting Group  Officer         1997    Consulting Group
222 Delaware Avenue
Wilmington, DE 19801
Age 34

          Additional Information
          (unaudited) (continued)

                                        Term of                                Number of
                                        Office                                 Portfolios
                                          and                                   in Fund
                                        Length                                  Complex
                          Position(s)   of Time Principal Occupation(s) During  Overseen  Other Trusteeships
Name, Address and Age    Held with Fund Served         Past Five Years         by Trustee  Held by Trustee
---------------------    -------------- ------- ------------------------------ ---------- ------------------
LeRoy T. Pease             Investment    Since   First Vice President of The      N/A            N/A
The Consulting Group       Officer       1996    Consulting Group
222 Delaware Avenue
Wilmington, DE 19801
Age 42

Frances M. Guggino         Controller    Since   Vice President of CGM            N/A            N/A
CGM                                      2003
125 Broad Street
10th Floor
New York, NY 10004
Age 44

Christina T. Sydor         Secretary     Since   Managing Director of CGM;        N/A            N/A
CGM                                      1994    General Counsel and
300 First Stamford Place                         Secretary of SBFM and TIA
4th Floor
Stamford, CT 06902
Age 52

          Tax Information
          (unaudited)


For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 2003:

   . Corporate dividends received deduction of 35.28%.
   . Long-term capital gain distributions of $33,193.

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                 and expenses as well as other pertinent information.

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